Acquisitions (Details) - Schedule of Unaudited Pro Forma Net Revenues and Net Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unaudited Pro Forma Revenues and Net Income (Loss) [Abstract]
Net revenue	$ 2,014	$ 2,798	$ 7,314	$ 6,358
Net loss	$ (8,407)	$ (10,484)	$ (9,628)	$ (33,293)